Intangible Assets/Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS/GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 7: INTANGIBLE ASSETS

Intangible Assets

Intangible assets consisted of the following at June 30, 2018 and December 31, 2017:

	June 30,		December 31,
	2018		2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Technology platform	2,865	2,766	2,865	2,568
Customer relationships	2,460	2,321	2,460	2,093
Trademarks and trade names	680	507	680	469
	6,005	5,594	6,005	5,130
Accumulated amortization	5,594		5,130
Net book value of amortizable intangible assets	411		875

For the three months ended June 30, 2018 and 2017, amortization of intangible assets charged to operations was $232 and $323, and for the six months ended June 30, 2018 and 2017 amortization of intangible assets charged to operations was $464 and $646, respectively.

NOTE 5: GOODWILL AND OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following at December 31, 2017 and 2016 (in thousands):

	December 31,
	2017		2016
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Technology platform	2,865	2,568	4,190	2,433
Customer relationships	2,460	2,093	2,460	1,404
Trademarks and trade names	680	469	680	393
	6,005	5,130	7,330	4,230
Accumulated amortization	5,130		4,230
Impairment loss on technology platform	-		1,065
Net book value of amortizable intangible assets	875		2,035

For the years ended December 31, 2017 and 2016, amortization of intangible assets charged to operations was $1,160 and $1,731, respectively. For the years ended December 31, 2017 and 2016 we wrote-off fully amortized intangible assets of $260 and $0, respectively.

Estimated amortization is as follows:

Year ending December 31, 2017
2018	$739
2019	76
2020	60

The Company has made comprehensive upgrades to its technology platform. Due to these upgrades, the Company evaluated the recoverability of the carrying amount of the original technology platform intangible asset at September 30, 2016. Based upon this evaluation, the Company determined that the technology platform intangible asset was impaired as its value was not recoverable and exceeded its fair value. The Company recognized an impairment loss of $1,065 in 2016.

Goodwill represents the excess of the purchase price over the fair value of net assets acquired. Goodwill is subject to an impairment review at a reporting unit level, on an annual basis as of the end of September of each fiscal year, or when an event occurs or circumstances change that would indicate potential impairment. The Company has only one reporting unit, and therefore the entire goodwill is allocated to that reporting unit.

The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The Company performed its annual goodwill impairment test at September 30, 2017.

Utilizing the two-step impairment test, the Company first assessed the carrying value of goodwill at the reporting unit level based on an estimate of the fair value of the respective reporting unit. Fair value of the reporting unit was estimated using a discounted cash flow analyses consisting of various assumptions, including expectations of future cash flows based on projections or forecasts derived from analysis of business prospects and economic or market trends that may occur, specifically, the Company gave significant consideration for purchase orders expected to be completed in the fourth quarter of 2017 and orders already received or actively being negotiated for fiscal 2018. We also used these same expectations in a number of valuation models in addition to discounted cash flows, including, leveraged buy-out, trading comps and market capitalization, and ultimately determined an estimated fair value of our reporting unit based on weighted average calculations from these models. Based on the Company’s assessment, we determined that the fair value of our reporting unit exceeds its carrying value, and accordingly, the goodwill associated with the reporting unit is not considered to be impaired at September 30, 2017.

The Company updated its goodwill analysis as of December 31, 2017 using our actual fourth quarter 2017 results and updated projected 2018 results noting no impairment exists. The valuation of goodwill and intangible assets is subject to a high degree of judgment, uncertainty and complexity. Should any indicators of impairment occur in subsequent periods, the Company will perform an analysis in order to determine whether goodwill is impaired.